PROVISIONS	12 Months Ended
Dec. 31, 2020
PROVISIONS
PROVISIONS

NOTE 10 – PROVISIONS

	Warranties	Returns	Total
	U.S. dollars in thousands
Balance as of January 1, 2020	$148	$125	$273
Provisions made during the year	82	208	290
Provisions realized during the year	(80)	(162)	(242)
Balance as of December 31, 2020	$150	$171	$321